Retirement Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2014	$ 40.6
Fiscal 2015	35.1
Fiscal 2016	34.0
Fiscal 2017	33.5
Fiscal 2018	33.0
Fiscal 2019-2023	152.9
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2014	4.9
Fiscal 2015	5.2
Fiscal 2016	4.9
Fiscal 2017	4.5
Fiscal 2018	4.2
Fiscal 2019-2023	$ 17.4